Shareholder Report, Line Graph (Details) - USD ($)								3 Months Ended	5 Months Ended	6 Months Ended			7 Months Ended	11 Months Ended	12 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	23 Months Ended	24 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	35 Months Ended	36 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	47 Months Ended	48 Months Ended	51 Months Ended	53 Months Ended	60 Months Ended	63 Months Ended	65 Months Ended	72 Months Ended	75 Months Ended	77 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 15, 2025	Oct. 18, 2024	Dec. 06, 2022	Jul. 05, 2022	Mar. 02, 2020	Dec. 30, 2019	May 31, 2016	May 31, 2020	May 31, 2020	May 31, 2026	May 31, 2026	May 31, 2023	May 31, 2025	May 31, 2023	May 31, 2017	May 31, 2021	May 31, 2021	May 31, 2024	May 31, 2026	May 31, 2024	May 31, 2018	May 31, 2022	May 31, 2022	May 31, 2025	May 31, 2025	May 31, 2019	May 31, 2023	May 31, 2023	May 31, 2026	May 31, 2026	May 31, 2020	May 31, 2024	May 31, 2024	May 31, 2021	May 31, 2025	May 31, 2025	May 31, 2022	May 31, 2026	May 31, 2026	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000123053
Account Value [Line Items]
Line Graph and Table Measure Name											Lyrical U.S. Value Equity Fund - Institutional Class
Accumulated Value							$ 100,000								$ 121,322						$ 128,847					$ 110,427					$ 103,503			$ 182,697			$ 174,173			$ 157,765	$ 215,603	$ 242,565	$ 298,038
C000138389
Account Value [Line Items]
Line Graph and Table Measure Name											Lyrical U.S. Value Equity Fund - Investor Class
Accumulated Value							10,000								12,090						12,797					10,925					10,220			17,991			17,100			15,451	21,073	23,653	28,975
C000236986
Account Value [Line Items]
Line Graph and Table Measure Name											Lyrical U.S. Value Equity Fund - A Class
Accumulated Value				$ 9,426										$ 9,851						$ 13,428					$ 15,072					$ 18,468
C000236985
Account Value [Line Items]
Line Graph and Table Measure Name											Lyrical U.S. Value Equity Fund - C Class
Accumulated Value				10,000										10,378						14,047					15,651					19,034
C000218236
Account Value [Line Items]
Line Graph and Table Measure Name											Lyrical International Value Equity Fund - Institutional Class
Accumulated Value					$ 100,000			$ 86,900								$ 136,568						$ 118,957					$ 120,448					$ 140,066			$ 156,479			$ 192,037
C000218237
Account Value [Line Items]
Line Graph and Table Measure Name											Lyrical International Value Equity Fund - Investor Class
Accumulated Value					10,000			8,680								13,615						11,836					11,955					13,863			15,465			18,921
C000216823
Account Value [Line Items]
Line Graph and Table Measure Name											Q3 All-Season Systematic Opportunities Fund - Institutional Class
Accumulated Value						$ 100,000			$ 86,300								$ 111,200						$ 100,327					$ 101,814					$ 113,292			$ 123,942			$ 149,664
C000256096
Account Value [Line Items]
Line Graph and Table Measure Name											Q3 All-Season Systematic Opportunities Fund - C Class
Accumulated Value		$ 10,000											$ 10,926						$ 13,006
C000238715
Account Value [Line Items]
Line Graph and Table Measure Name											Q3 All-Season Active Rotation ETF
Accumulated Value			$ 10,000									$ 10,295						$ 11,856						$ 11,834					$ 16,042
C000267451
Account Value [Line Items]
Line Graph and Table Measure Name											Q3 All-Season Tactical Advantage ETF
Accumulated Value	$ 10,000									$ 10,309
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							100,000								117,468						134,365					139,448					157,349			220,790			220,129			226,561	290,420	329,694	427,882
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							$ 10,000								$ 11,747						$ 13,436					$ 13,945					$ 15,735			$ 22,079			$ 22,013			$ 22,656	$ 29,042	$ 32,969	$ 42,788
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000										11,081						14,205					16,126					20,928
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000										$ 11,081						$ 14,205					$ 16,126					$ 20,928
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index
Accumulated Value					100,000			95,200								131,770						118,093					121,708					144,256			163,484			200,758
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index
Accumulated Value					$ 10,000			$ 9,520								$ 13,177						$ 11,809					$ 12,171					$ 14,426			$ 16,348			$ 20,076
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value						100,000			105,385								104,959						96,329					94,265					95,495			100,709			105,878
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000											10,073						10,590
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value			10,000									10,197						11,915						13,223					16,301
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000									12,135
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Moderate Portfolio Index
Accumulated Value						$ 100,000			$ 94,569								$ 119,739						$ 109,822					$ 107,927					$ 121,258			$ 133,172			$ 157,246
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Moderate Portfolio Index
Accumulated Value		$ 10,000											$ 10,237						$ 12,088
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index
Accumulated Value			$ 10,000									$ 10,619						$ 13,265						$ 15,084					$ 19,231
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000									$ 11,120